SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF DETAILED SEGMENT INFORMATION

The detailed segment information of the Company is as follows:

	2025
	Central	Academy	School	Resorts	Discontinued operations	Total
Revenues	$—	$4,730,182	$1,459,332	$2,197,708	$—	$8,387,222
Depreciation and amortization(1)	$5,937	$2,093,137	$87,035	$146,077	$—	$2,332,186
Loss from operations	$(21,100,361)	$(5,592,854)	$(600,531)	$1,167,270	$—	$(26,126,476)
Net Profit/(Loss)	$(35,056,654)	$(20,240,059)	$(1,840,634)	$1,147,850	$—	$(55,989,497)
Interest Expense, net	$3,374,608	$48,731	$(51,285)	$19,423	$—	$3,391,477
Capital Expenditures	$—	$—	$—	$—	$—	$—
Property, plant and equipment	$11,892	$30,035	$4,077,658	$8,827,123	$—	$12,946,708
Operating right of use assets	$—	$133,640	$1,298,711	$883,375	$—	$2,315,726
Total Assets	$76,358,374	$10,004,038	$14,908,235	$35,665,394	$—	$136,936,041
Total Liabilities	$14,204,290	$11,232,770	$10,957,615	$3,923,729	$—	$40,318,404

	2024
	Central	Academy	School	Resorts	Discontinued operations	Total
Revenues	$—	$5,381,488	$2,200,474	$—	$330,756	$7,912,718
Depreciation and amortization(1)	$5,812	$2,042,750	$9,965	$—	$—	$2,058,527
Loss from operations	$(14,747,828)	$(5,525,688)	$(1,100,445)	$—	$(1,888,238)	$(23,262,199)
Net Profit/(Loss)	$(13,057,563)	$(8,529,197)	$(2,258,538)	$—	$(1,094,524)	$(24,939,822)
Interest Expense, net	$1,069,472	$41,513	$22,127	$—	$—	$1,133,112
Capital Expenditures	$—	$—	$—	$—	$—	$—
Property, plant and equipment	$13,472	$29,212	$39,477	$—	$219,370	$301,531
Operating right of use assets	$—	$—	$—	$—	$—	$—
Total Assets	$69,941,956	$25,778,354	$4,758,957	$—	$576,084	$101,055,351
Total Liabilities	$8,029,948	$9,683,103	$3,042,925	$—	$888,945	$21,644,921

	2023
	Central	Academy	School	Resorts	Discontinued operations	Total
Revenues	$-	$8,373,848	$9,712,312	$4,451,384	$525,210	$23,062,754
Depreciation and amortization	$10,611	$2,179,231	$744,290	$336,918	$(4,761)	$3,266,289
Loss from operations	$(10,471,950)	$(6,185,860)	$(4,215,096)	$205,893	$(2,067,558)	$(22,734,571)
Net Profit/(Loss)	$(12,252,348)	$11,081,038	$(3,727,459)	$234,862	$(1,047,315)	$(5,711,221)
Interest Expense, net	$2,870,200	$63,890	$720,593	$39,365	$-	$3,694,048
Capital Expenditures	$—	$—	$—	$—	$—	$—
Property, plant and equipment	$10,076	$30,509	$189,543	$—	$226,623	$456,751
Operating right of use assets	$—	$—	$—	$—	$—	$—
Total Assets	$4,055,247	$32,185,573	$5,669,528	$—	$1,303,425	$43,213,773
Total Liabilities	$5,232,994	$11,735,374	$4,144,069	$—	$2,386,343	$23,498,780

(1)	Consists of US$591,462 (2024: US$589,415) of depreciation and amortization which is included in cost of revenue and US$1,740,724 (2024: US$1,469,112) which is included in operating expenses in the accompanying statements of operations.

SCHEDULE OF REVENUE AND NON-CURRENT ASSETS BY GEOGRAPHIC LOCATION

A summary of non-current assets (other than financial instruments) by geographic location appears below:

	2025
	Central	Academy	School	Resorts	Discontinued Operations	Total
Europe / Middle East / Africa	$-	8,395,429	$-	$7,992,808	-	$16,388,237
Asia / Pacific	42,508,949	20,631	12,548,835	41,573,761	-	96,652,176
North America / South America	-	-	30,332	-	-	30,332
	$42,508,949	$8,416,060	$12,579,167	$49,566,569	$-	$113,070,745

	2024
	Central	Academy	School	Resorts	Discontinued Operations	Total
Europe / Middle East / Africa	$-	13,476,079	$-	$-	395,469	$13,871,548
Asia / Pacific	37,321,617	313,803	2,342,176	-	-	39,977,596
North America / South America	-	4,750,819	36,561	-	-	4,787,380
	$37,321,617	$18,540,701	$2,378,737	$-	$395,469	$58,636,524

A summary of revenue by geographic location appears below:

	For the Years Ended December 31, 2025
	Central	Academy	School	Resorts	Discontinued Operations	Total
Europe / Middle East / Africa	$-	$3,540,448	$-	$1,753,925	$-	$5,294,373
Asia / Pacific	-	$904,803	$1,459,332	$443,783	-	$2,807,918
North America / South America	-	284,931	-	-	$-	$284,931
	$-	$4,730,182	$1,459,332	$2,197,708	$-	$8,387,222

	For the Years Ended December 31, 2024
	Central	Academy	School	Resorts	Discontinued Operations	Total
Europe / Middle East / Africa	$-	$3,247,425	$-	$-	$-	$3,247,425
Asia / Pacific	-	1,295,759	$919,927	-	-	2,215,686
North America / South America	-	838,304	1,280,547	-	-	2,118,851
	$-	$5,381,488	$2,200,474	$-	$-	$7,581,962

	For the Years Ended December 31, 2023
	Central	Academy	School		Resorts	Discontinued Operations	Total
Europe / Middle East / Africa	$-	$3,609,681	$		$4,289,448	$-	$7,899,129
Asia / Pacific	-	2,301,742		1,072,526	161,936	-	3,536,204
North America / South America	-	2,462,425		8,639,786	-	-	11,102,211
	$-	$8,373,848		$9,712,312	$4,451,384	$-	$22,537,544